Net Income Per Share - Summary of the Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income applicable to common stockholders — basic	$ 53,623	$ 36,325
Dilutive effect of assumed conversion of convertible debt	2,687	7,311
Net income applicable to common stockholders — diluted	$ 56,310	$ 43,636
Denominator
Weighted average common shares outstanding — basic	1,807,410	1,192,725
Dilutive effect of assumed conversion of convertible debt	295,028	715,258
Dilutive effect of assumed conversion of warrants	46,676	87,148
Weighted average common shares outstanding — diluted	2,149,114	1,995,131
Net Income per share applicable to common stockholders — basic	$ 29.67	$ 30.46
Net Income per share applicable to common stockholders — diluted	$ 26.20	$ 21.87